Significant Accounting Policies - Schedule of Intangible Assets with Finite Useful Lives (Details)	12 Months Ended
Mar. 31, 2019
Non compete agreements
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Period/Rate	3 years
Customer relationships
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Period/Rate	10 years
License agreements
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Period/Rate	31 months to 12 years
Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Period/Rate	5 years